Leasing - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expense	$ 224	$ 236	$ 263
Variable lease expense	36	39	47
Sublease income	(33)	(33)	(35)
Finance lease expense:
Amortization of ROU assets	6	3	1
Total lease expense	$ 233	$ 245	$ 276